Employee Benefits	12 Months Ended
Dec. 31, 2021
Compensation And Retirement Disclosure [Abstract]
Employee Benefits

14. Employee Benefits

The Company has a defined contribution 401(k) plan covering substantially all employees. The plan allows employees to defer up to 100% of their employment income (subject to annual contribution limits imposed by the I.R.S.) after all taxes and applicable benefit deductions. The Company did not provide matching contributions for the employee contributions to the plan during the years ended December 31, 2021 and 2020; and no amounts have been accrued as of December 31, 2021 and 2020.